Share-Based Compensation Plans Share-Based Compensation Plans - Activity of Stock Options Exercisable and Outstanding (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Exercisable and vested options at period end, shares under option	161
Exercisable and vested options at period end, remaining contractual life (in years)	4 years
Exercisable and vested options at period end, average exercise price per share	$ 36.57
Exercisable and vested options at period end, intrinsic value per share	$ 29.88	[1]
Exercisable and vested options at period end, aggregate intrinsic value	$ 4,797
Outstanding and unvested options at period end, shares under option	40
Outstanding and unvested options at period end, remaining contractual life (in years)	4 years 1 month 6 days
Outstanding and unvested options at period end, average exercise price per share	$ 35.24
Outstanding and unvested options at period end, intrinsic value per share	$ 31.21	[1]
Outstanding and unvested options at period end, aggregate intrinsic value	$ 1,260
Common Stock, Market Fair Value	$ 66.45

[1]	Computed based upon the amount by which the fair market value of the Company’s common stock at December 31, 2012 of $66.45 per share exceeded the weighted average exercise price.